Property, Equipment and Intangible Assets - Additional Information (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Property Equipment And Intangible Assets [LineItems]
Property and equipment included fully depreciated	₸ 34,742	₸ 21,380
Carrying amount of goodwill	₸ 17,438
Description of movements between levels	During the years ended 31 December 2023 and 2024, there were no movements between Level 3 and other levels.
Transfer into level 3	₸ 0	₸ 0